Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments
Schedule of financial assets and financial liabilities

Financial assets (unaudited) (a)

In millions of €	H1 2026	FY 2025	H1 2025
Cash and cash equivalents
Cash at bank and in hand	262	402	35
Short-term deposits with maturity of less than three months	315	39	14
Total financial assets	577	441	49

(a) Financial assets exclude ‘trade and other current receivables’ and ‘other financial assets’. All financial assets are classified as current.

Financial liabilities (unaudited) (a)

In millions of €	H1 2026			FY 2025			H1 2025
	Current	Non-current	Total	Current	Non-current	Total	Current	Non-current	Total
Bank loans and overdrafts(b)	284	2	287	34	1	35	39	-	39
Bonds and other loans	-	3,168	3,168	-	3,077	3,077	-	-	-
Lease liabilities	57	169	226	43	100	143	49	115	164
Loans with Unilever	-	-	-	-	-	-	1	-	1
Derivatives	31	-	31	28	-	28	-	-	-
Other financial liabilities(c)	-	133	133	-	133	133	-	145	145
Total financial liabilities	372	3,473	3,845	105	3,311	3,416	89	260	349

(a) Financial liabilities exclude trade payables and other liabilities.

(b) Bank loans and overdrafts do not include any secured liabilities. This includes Commercial Papers of €200 million raised in June 2026.

(c) Other financial liabilities consist of an option to acquire non-controlling interests in Magnum RFM Ice Cream Inc from RFM Corporation, the Philippines Joint Venture (the ‘Philippines Put Option’). The Group holds 50% plus one share in the joint venture. According to the shareholder agreement established in March 1999, RFM Corporation is entitled, each year within one month following 31 December year end, to require the Group to acquire all or a portion of RFM Corporation’s shares in the joint venture at a price determined by the agreement. RFM Corporation has executed a waiver stipulating that they waive their right to exercise the option until April 2028.